Segment Information (Reconciliation of Segment Totals to Consolidated Financial Statement Amounts) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023
Segment revenues:
Revenues	¥ 682,761	¥ 707,003	¥ 1,359,735	¥ 1,364,816
Segment profits:
Total profits for segments	80,783	67,069	164,035	150,911
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests			(38)	(12)
Income before Income Taxes	95,075	80,560	184,467	166,124
Segment assets:
Trade notes, accounts and other receivable	373,780		373,780		¥ 441,803
Other corporate assets	2,192,585		2,192,585		2,057,828
Assets	15,795,220		15,795,220		15,289,385
Operating Segment
Segment revenues:
Revenues	679,117	705,217	1,352,420	1,361,213
Segment profits:
Total profits for segments	99,503	85,243	191,010	171,729
Segment assets:
Assets	13,436,935		13,436,935		12,595,338
Corporate, Non-Segment
Segment revenues:
Revenues	7,811	6,354	15,569	12,652
Segment profits:
Corporate profits (losses)	(5,903)	(6,333)	(9,491)	(10,175)
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests	1,475	1,650	2,948	4,570
Segment assets:
Cash and cash equivalents, restricted cash	1,054,230		1,054,230		1,366,908
Allowance for credit losses	(69,046)		(69,046)		(64,723)
Trade notes, accounts and other receivable	373,780		373,780		441,803
Other corporate assets	999,321		999,321		¥ 950,059
Inter-segment transactions
Segment revenues:
Revenues	¥ (4,167)	¥ (4,568)	¥ (8,254)	¥ (9,049)